Columbia Large Cap Growth Opportunity Fund
First Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Large Cap Growth Opportunity Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 12.9%
Entertainment 1.2%
TKO Group Holdings, Inc.	95,666	15,097,052
Interactive Media & Services 11.7%
Alphabet, Inc., Class A	423,782	72,780,321
Meta Platforms, Inc., Class A	105,411	68,252,568
Total		141,032,889
Total Communication Services		156,129,941
Consumer Discretionary 15.3%
Automobiles 2.5%
Tesla, Inc.(a)	88,033	30,499,913
Broadline Retail 8.0%
Amazon.com, Inc.(a)	473,343	97,040,049
Hotels, Restaurants & Leisure 2.2%
Expedia Group, Inc.	75,505	12,590,459
Hilton Worldwide Holdings, Inc.	56,708	14,088,535
Total		26,678,994
Specialty Retail 1.5%
TJX Companies, Inc. (The)	144,057	18,280,833
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., Class B	211,526	12,816,360
Total Consumer Discretionary		185,316,149
Consumer Staples 4.3%
Consumer Staples Distribution & Retail 2.9%
Costco Wholesale Corp.	32,956	34,280,172
Household Products 1.4%
Procter & Gamble Co. (The)	101,593	17,259,635
Total Consumer Staples		51,539,807
Financials 5.1%
Capital Markets 1.5%
Goldman Sachs Group, Inc. (The)	29,457	17,687,456
Financial Services 3.6%
Visa, Inc., Class A	120,023	43,831,199
Total Financials		61,518,655
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 7.8%
Biotechnology 1.8%
Insmed, Inc.(a)	72,547	5,058,702
Merus NV(a)	112,081	6,284,382
Vertex Pharmaceuticals, Inc.(a)	24,598	10,873,546
Total		22,216,630
Health Care Equipment & Supplies 1.7%
Intuitive Surgical, Inc.(a)	38,395	21,207,094
Health Care Providers & Services 1.3%
Cencora, Inc.	52,443	15,273,499
Pharmaceuticals 3.0%
Eli Lilly & Co.	48,656	35,892,072
Total Health Care		94,589,295
Industrials 5.5%
Commercial Services & Supplies 1.5%
Cintas Corp.	82,006	18,574,359
Electrical Equipment 2.3%
AMETEK, Inc.	77,409	13,836,085
Eaton Corp. PLC	44,036	14,100,327
Total		27,936,412
Ground Transportation 1.7%
Uber Technologies, Inc.(a)	244,849	20,606,492
Total Industrials		67,117,263
Information Technology 46.5%
Electronic Equipment, Instruments & Components 1.4%
TE Connectivity PLC	105,635	16,908,994
Semiconductors & Semiconductor Equipment 15.4%
Broadcom, Inc.	160,820	38,929,697
NVIDIA Corp.	999,268	135,031,085
ON Semiconductor Corp.(a)	305,088	12,819,798
Total		186,780,580

Columbia Large Cap Growth Opportunity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Growth Opportunity Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 24.3%
Adobe, Inc.(a)	47,973	19,913,113
Atlassian Corp., Class A(a)	60,777	12,619,129
Crowdstrike Holdings, Inc., Class A(a)	45,050	21,235,218
Datadog, Inc., Class A(a)	96,843	11,415,853
Gitlab, Inc., Class A(a)	170,567	7,762,504
Microsoft Corp.	350,275	161,252,599
Palo Alto Networks, Inc.(a)	94,545	18,192,349
ServiceNow, Inc.(a)	23,102	23,358,201
Synopsys, Inc.(a)	38,731	17,970,409
Total		293,719,375
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc.	324,148	65,105,126
Total Information Technology		562,514,075
Real Estate 2.3%
Retail REITs 1.1%
Realty Income Corp.	224,675	12,721,098
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 1.2%
Equinix, Inc.	16,311	14,497,543
Total Real Estate		27,218,641
Total Common Stocks (Cost $817,871,038)		1,205,943,826

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(b),(c)	3,537,876	3,536,815
Total Money Market Funds (Cost $3,536,630)		3,536,815
Total Investments in Securities (Cost: $821,407,668)		1,209,480,641
Other Assets & Liabilities, Net		(271,890)
Net Assets		1,209,208,751
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	5,643,751	41,647,042	(43,753,496)	(482)	3,536,815	(680)	52,643	3,537,876
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Growth Opportunity Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT186_02_R01_(07/25)